MORTGAGES PAYABLE	12 Months Ended
Apr. 30, 2013
MORTGAGES PAYABLE [Abstract]
MORTGAGES PAYABLE
NOTE 8 • MORTGAGES PAYABLE
Most of the properties owned by the Company individually serve as collateral for separate mortgage loans on single properties or groups of properties. The majority of these mortgages payable are non-recourse to the Company, other than for standard carve-out obligations such as fraud, waste, failure to insure, environmental conditions and failure to pay real estate taxes. As of April 30, 2013, the management of the Company believes there are no defaults or material compliance issues in regard to any of these mortgages payable. Interest rates on mortgages payable range from 2.57% to 8.25%, and the mortgages have varying maturity dates from June 30, 2013, through July 1, 2036.
Of the mortgages payable, the balance of fixed rate mortgages totaled $1.0 billion at April 30, 2013 and 2012, and the balances of variable rate mortgages totaled $26.2 million and $16.2 million as of April 30, 2013, and 2012, respectively. The Company does not utilize derivative financial instruments to mitigate its exposure to changes in market interest rates. Most of the fixed rate mortgages have substantial pre-payment penalties. As of April 30, 2013, the weighted-average rate of interest on the Company's mortgage debt was 5.55%, compared to 5.78% on April 30, 2012. The aggregate amount of required future principal payments on mortgages payable as of April 30, 2013, is as follows:
Year Ended April 30,	(in thousands)
2014	$64,923
2015	110,972
2016	92,336
2017	219,315
2018	66,944
Thereafter	494,716
Total payments	$1,049,206

In addition to the individual first mortgage loans comprising the Company's $1.0 billion of mortgage indebtedness, the Company also has a  revolving, multi-bank secured line of credit which had, as of April 30, 2013, lending commitments of $60.0 million and an outstanding balance of $10.0 million. This facility, which as of April 30, 2013 is secured by mortgages on 23 Company properties, is not included in the Company's mortgage indebtedness total. The Company currently has 35 unencumbered properties.